Stockholders' Equity	12 Months Ended
Sep. 30, 2017
Stockholders' Equity
Stockholders' Equity

NOTE 13—STOCKHOLDERS’ EQUITY

Long-Term Equity Incentive Plan

In 2013, the Executive Compensation Committee of the Board of Directors (Compensation Committee) approved a long-term equity incentive award program. Through September 30, 2017, the Compensation Committee has granted 924,605 RSUs with time-based vesting and 993,298 RSUs with performance-based vesting under this program.

Each RSU represents a contingent right to receive one share of our common stock. Dividend equivalent rights accrue with respect to the RSUs when and as dividends are paid on our common stock and vest proportionately with the RSUs to which they relate. Vested shares are delivered to the recipient following each vesting date.

The RSUs granted with time-based vesting generally vest in four equal installments on each of the four October 1 dates following the grant date, subject to the recipient’s continued service through such vesting date.

The performance-based RSUs granted to participants vest over three-year performance periods based on Cubic’s achievement of performance goals established by the Compensation Committee over the performance periods, subject to the recipient’s continued service through the end of the respective performance periods. For the performance-based RSUs granted to date, the vesting will be contingent upon Cubic meeting one of three types of vesting criteria over the performance period. These three categories of vesting criteria consist of revenue growth targets, earnings growth targets, and return on equity targets. The level at which Cubic’s performs against scalable targets over the performance periods will determine the percentage of the RSUs that will ultimately vest.

Through September 30, 2017, Cubic has granted 1,917,903 RSUs of which 451,608 have vested. The grant date fair value of each RSU is the fair market value of one share of our common stock at the grant date. At September 30, 2017, the total number of unvested RSUs that are ultimately expected to vest, after consideration of expected forfeitures and estimated vesting of performance-based RSUs is 417,882.

The following table summarizes our RSU activity:

	Unvested Restricted Stock Units
		Weighted-Average
	Number of Shares	Grant-Date Fair Value
Unvested at October 1, 2015	759,902	$47.24
Granted	471,627	43.72
Vested	(130,678)	46.94
Forfeited	(211,722)	44.86
Unvested at September 30, 2016	889,129	45.98
Granted	395,913	46.20
Vested	(158,243)	46.15
Forfeited	(81,612)	48.32
Unvested at September 30, 2017	1,045,187	$45.86

As of September 30, 2017, approximately 698,129 shares remained available for future grants under our long-term equity incentive plan. On October 1, 2017, 123,237 RSUs vested.